Game operation cost (Tables)	12 Months Ended
Dec. 31, 2021
Game operation cost
Schedule of game operation cost

		2020,	2020, as previously	2019,	2019, as previously
	2021	restated*	reported	restated*	reported
Technical support services	(4,960)	(16,114)	(15,373)	(15,078)	(14,169)
Employee benefits expenses	(13,985)	(1,276)	(1,029)	(649)	(648)
	(18,945)	(17,390)	(16,402)	(15,727)	(14,817)

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).